Insurance - Sensitivity of Critical Assumptions - Property and Casualty insurance Contract Liabilities (Detail) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 130	$ 122
Decrease in assumption	(140)	(131)
Increase in assumption	96	89
Decrease in assumption	(103)	(96)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(47)	(45)
Decrease in assumption	47	45
Increase in assumption	(35)	(33)
Decrease in assumption	35	33
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(52)	(52)
Decrease in assumption	52	52
Increase in assumption	(39)	(38)
Decrease in assumption	39	38
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(225)	(220)
Decrease in assumption	225	220
Increase in assumption	(166)	(161)
Decrease in assumption	$ 166	$ 161